Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aluminum-5.61%
Alcoa Corp.(b)	93,437	$5,298,812
Arconic Corp.(b)(c)	80,365	2,485,690
		7,784,502
Coal & Consumable Fuels-1.22%
Centrus Energy Corp.(b)(c)	39,009	1,694,941
Commodity Chemicals-10.63%
AdvanSix, Inc.	51,033	2,147,979
Olin Corp.	105,166	5,328,761
Trinseo PLC(b)	44,484	2,381,674
Valvoline, Inc.	82,046	2,702,595
Westlake Chemical Corp.	22,260	2,195,949
		14,756,958
Construction Materials-2.24%
Summit Materials, Inc., Class A(c)	87,417	3,108,549
Diversified Chemicals-1.84%
Chemours Co. (The)	77,981	2,550,758
Diversified Metals & Mining-4.85%
Materion Corp.	23,867	1,977,381
MP Materials Corp.(b)(c)	119,066	4,755,496
		6,732,877
Fertilizers & Agricultural Chemicals-12.49%
CF Industries Holdings, Inc.	67,044	4,617,320
Corteva, Inc.	59,730	2,871,818
FMC Corp.	49,993	5,517,728
Mosaic Co. (The)	108,621	4,339,409
		17,346,275
Forest Products-3.26%
Louisiana-Pacific Corp.(b)	68,233	4,533,400
Industrial Gases-3.61%
Air Products and Chemicals, Inc.	17,754	5,008,758
Life Sciences Tools & Services-2.48%
Avantor, Inc.(c)	92,329	3,446,642
Paper Packaging-3.89%
Avery Dennison Corp.	26,297	5,401,930
Specialized REITs-1.28%
PotlatchDeltic Corp.	33,044	1,777,437
Specialty Chemicals-29.56%
Albemarle Corp.	18,340	4,048,372
Avient Corp.	65,313	3,250,628
Balchem Corp.	19,161	2,815,517
Celanese Corp.	27,717	4,315,814
Eastman Chemical Co.	24,897	2,961,000
Ecolab, Inc.	15,327	2,903,700
	Shares	Value
Specialty Chemicals-(continued)
Element Solutions, Inc.	130,992	$2,939,461
H.B. Fuller Co.	26,052	1,869,752
Ingevity Corp.(c)	23,534	1,551,126
Livent Corp.(b)(c)	178,003	4,095,849
PPG Industries, Inc.	26,206	4,093,377
Quaker Chemical Corp.	10,235	2,140,855
RPM International, Inc.	28,352	2,512,271
Stepan Co.	14,134	1,557,001
		41,054,723
Steel-17.02%
Cleveland-Cliffs, Inc.(b)(c)	243,315	4,170,419
Commercial Metals Co.	84,073	2,811,401
Nucor Corp.	30,732	3,116,225
Reliance Steel & Aluminum Co.	19,946	3,049,345
Schnitzer Steel Industries, Inc., Class A	45,066	1,763,883
Steel Dynamics, Inc.	55,354	3,073,254
TimkenSteel Corp.(b)(c)	151,372	2,123,749
United States Steel Corp.(b)	170,487	3,532,491
		23,640,767
Total Common Stocks & Other Equity Interests (Cost $133,296,351)		138,838,517
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $275,941)	275,941	275,941
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $133,572,292)		139,114,458
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.48%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,033,260	6,033,260
Invesco Private Prime Fund, 0.11%(d)(e)(f)	14,074,791	14,077,605
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,111,442)		20,110,865
TOTAL INVESTMENTS IN SECURITIES-114.66% (Cost $153,683,734)		159,225,323
OTHER ASSETS LESS LIABILITIES-(14.66)%		(20,353,637)
NET ASSETS-100.00%		$138,871,686
See accompanying notes which are an integral part of this schedule.

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,943	$1,518,953	$(1,370,955)	$-	$-	$275,941	$51
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,678,994	74,843,273	(75,489,007)	-	-	6,033,260	1,017*
Invesco Private Prime Fund	10,018,491	141,787,533	(137,726,577)	(577)	(1,265)	14,077,605	13,824*
Total	$16,825,428	$218,149,759	$(214,586,539)	$(577)	$(1,265)	$20,386,806	$14,892

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Apparel Retail-8.03%
Boot Barn Holdings, Inc.(b)	39,109	$3,596,855
Buckle, Inc. (The)(c)	68,062	2,561,853
Shoe Carnival, Inc.(c)	53,136	1,815,126
		7,973,834
Auto Parts & Equipment-2.21%
Fox Factory Holding Corp.(b)	16,475	2,192,328
Automobile Manufacturers-7.47%
Ford Motor Co.	213,462	4,333,279
General Motors Co.(b)	58,485	3,083,914
		7,417,193
Automotive Retail-7.90%
Group 1 Automotive, Inc.	14,859	2,523,207
O’Reilly Automotive, Inc.(b)	8,165	5,321,539
		7,844,746
Distributors-3.33%
LKQ Corp.	60,203	3,304,543
Education Services-3.28%
Houghton Mifflin Harcourt Co.(b)(c)	180,895	3,257,919
Footwear-4.29%
NIKE, Inc., Class B	28,733	4,254,495
Home Improvement Retail-10.25%
Floor & Decor Holdings, Inc., Class A(b)	31,604	3,435,987
Home Depot, Inc. (The)	9,492	3,483,374
Lowe’s Cos., Inc.	13,691	3,249,559
		10,168,920
Homebuilding-18.47%
Century Communities, Inc.	42,867	2,822,792
Green Brick Partners, Inc.(b)	60,568	1,434,250
Meritage Homes Corp.(b)	21,573	2,201,093
Skyline Champion Corp.(b)(c)	40,730	2,742,758
Toll Brothers, Inc.(c)	58,409	3,444,379
TopBuild Corp.(b)	14,938	3,475,326
Tri Pointe Homes, Inc.(b)	93,052	2,215,568
		18,336,166
Hotels, Resorts & Cruise Lines-2.42%
Wyndham Hotels & Resorts, Inc.	28,580	2,399,291
Hypermarkets & Super Centers-7.02%
BJ’s Wholesale Club Holdings, Inc.(b)	56,731	3,487,255
Costco Wholesale Corp.	6,880	3,475,294
		6,962,549
	Shares	Value
Interactive Media & Services-1.93%
Cars.com, Inc.(b)(c)	123,003	$1,916,387
Leisure Facilities-3.34%
SeaWorld Entertainment, Inc.(b)	55,621	3,313,899
Leisure Products-1.79%
Hayward Holdings, Inc.(b)(c)	90,084	1,773,754
Movies & Entertainment-5.07%
Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	30,946	1,695,841
Live Nation Entertainment, Inc.(b)	30,511	3,341,259
		5,037,100
Specialty Stores-13.20%
Bath & Body Works, Inc.	77,651	4,353,892
Sally Beauty Holdings, Inc.(b)(c)	127,378	2,187,080
Tractor Supply Co.	16,925	3,694,897
Ulta Beauty, Inc.(b)	7,872	2,863,361
		13,099,230
Total Common Stocks & Other Equity Interests (Cost $108,304,452)		99,252,354
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $203,115)	203,115	203,115
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $108,507,567)		99,455,469
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.32%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,667,705	3,667,705
Invesco Private Prime Fund, 0.11%(d)(e)(f)	8,556,268	8,557,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,225,736)		12,225,684
TOTAL INVESTMENTS IN SECURITIES-112.53% (Cost $120,733,303)		111,681,153
OTHER ASSETS LESS LIABILITIES-(12.53)%		(12,431,253)
NET ASSETS-100.00%		$99,249,900
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,516	$1,338,446	$(1,296,847)	$-	$-	$203,115	$40
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,926,332	62,139,303	(67,397,930)	-	-	3,667,705	752*
Invesco Private Prime Fund	13,869,648	126,125,900	(131,434,686)	(53)	(2,830)	8,557,979	10,621*
Total	$22,957,496	$189,603,649	$(200,129,463)	$(53)	$(2,830)	$12,428,799	$11,413

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Agricultural Products-6.00%
Archer-Daniels-Midland Co.	29,564	$2,217,300
Bunge Ltd.	38,904	3,846,049
		6,063,349
Distillers & Vintners-6.04%
Brown-Forman Corp., Class B	38,329	2,584,525
Constellation Brands, Inc., Class A	7,908	1,880,127
MGP Ingredients, Inc.(b)	21,741	1,644,924
		6,109,576
Education Services-1.69%
Stride, Inc.(b)(c)	48,759	1,709,978
Food Distributors-9.96%
Chefs’ Warehouse, Inc. (The)(b)(c)	46,485	1,387,112
Performance Food Group Co.(c)	43,517	1,835,982
Sysco Corp.	28,644	2,238,529
United Natural Foods, Inc.(c)	52,177	2,023,424
US Foods Holding Corp.(c)	73,402	2,588,155
		10,073,202
Food Retail-7.21%
Albertsons Cos., Inc., Class A	54,977	1,547,603
Ingles Markets, Inc., Class A	18,965	1,458,977
Kroger Co. (The)	64,781	2,823,804
Sprouts Farmers Market, Inc.(b)(c)	53,887	1,462,493
		7,292,877
Home Furnishings-3.12%
Tempur Sealy International, Inc.	79,344	3,158,685
Household Appliances-1.31%
Helen of Troy Ltd.(b)(c)	6,340	1,327,152
Household Products-10.92%
Church & Dwight Co., Inc.	35,487	3,642,740
Procter & Gamble Co. (The)	20,868	3,348,271
Spectrum Brands Holdings, Inc.	25,797	2,305,736
WD-40 Co.(b)	7,828	1,739,851
		11,036,598
Industrial Machinery-1.98%
Snap-on, Inc.	9,633	2,006,072
Packaged Foods & Meats-13.49%
B&G Foods, Inc.(b)	55,232	1,717,715
Freshpet, Inc.(b)(c)	28,606	2,661,216
Hain Celestial Group, Inc. (The)(b)(c)	38,478	1,405,601
Hershey Co. (The)	17,366	3,422,318
Mondelez International, Inc., Class A	36,150	2,423,134
Tyson Foods, Inc., Class A	22,050	2,004,125
		13,634,109
Personal Products-14.09%
Beauty Health Co. (The)(b)(c)	78,310	1,112,002
Coty, Inc., Class A(c)	344,796	2,923,870
Edgewell Personal Care Co.(b)	41,989	1,923,096
	Shares	Value
Personal Products-(continued)
elf Beauty, Inc.(c)	59,977	$1,772,920
Estee Lauder Cos., Inc. (The), Class A	11,119	3,466,793
Inter Parfums, Inc.	17,912	1,772,751
USANA Health Sciences, Inc.(c)	13,343	1,275,324
		14,246,756
Soft Drinks-16.00%
Celsius Holdings, Inc.(b)(c)	60,510	2,888,142
Coca-Cola Consolidated, Inc.	2,935	1,681,755
Keurig Dr Pepper, Inc.	102,562	3,892,228
Monster Beverage Corp.(c)	40,329	3,497,331
National Beverage Corp.(b)	29,556	1,320,267
PepsiCo, Inc.	16,662	2,891,190
		16,170,913
Specialized Consumer Services-5.89%
Carriage Services, Inc.	31,710	1,595,647
H&R Block, Inc.	84,427	1,930,001
Service Corp. International	39,279	2,424,300
		5,949,948
Tobacco-2.36%
Turning Point Brands, Inc.	37,966	1,337,542
Vector Group Ltd.	93,915	1,043,396
		2,380,938
Total Common Stocks & Other Equity Interests (Cost $99,849,684)		101,160,153
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $147,946)	147,946	147,946
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $99,997,630)		101,308,099
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.20%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,520,885	5,520,885
Invesco Private Prime Fund, 0.11%(d)(e)(f)	12,879,490	12,882,065
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,403,405)		18,402,950
TOTAL INVESTMENTS IN SECURITIES-118.41% (Cost $118,401,035)		119,711,049
OTHER ASSETS LESS LIABILITIES-(18.41)%		(18,608,547)
NET ASSETS-100.00%		$101,102,502
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$118,265	$2,290,381	$(2,260,700)	$-	$-	$147,946	$43
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,502,892	32,308,462	(32,290,469)	-	-	5,520,885	460*
Invesco Private Prime Fund	8,254,338	66,118,962	(61,488,669)	(455)	(2,111)	12,882,065	6,242*
Total	$13,875,495	$100,717,805	$(96,039,838)	$(455)	$(2,111)	$18,550,896	$6,745

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Coal & Consumable Fuels-2.13%
Arch Resources, Inc.(b)	19,750	$1,869,140
CONSOL Energy, Inc.(c)	69,543	1,511,865
		3,381,005
Integrated Oil & Gas-1.88%
Chevron Corp.	22,718	2,983,555
Oil & Gas Drilling-1.48%
Valaris Ltd.(b)(c)	56,834	2,358,042
Oil & Gas Equipment & Services-6.43%
Cactus, Inc., Class A(b)	45,853	2,222,036
ChampionX Corp.(c)	95,536	2,140,007
Halliburton Co.	106,141	3,262,774
Weatherford International PLC(c)	86,674	2,600,220
		10,225,037
Oil & Gas Exploration & Production-68.67%
Antero Resources Corp.(c)	225,877	4,411,378
APA Corp.	187,982	6,242,882
California Resources Corp.	41,040	1,749,125
Civitas Resources, Inc.(b)	58,788	3,203,946
Comstock Resources, Inc.(b)(c)	190,801	1,484,432
ConocoPhillips	61,760	5,473,171
Continental Resources, Inc.(b)	103,668	5,384,516
Denbury, Inc.(c)	36,540	2,745,616
Devon Energy Corp.	132,346	6,692,737
Diamondback Energy, Inc.	42,433	5,353,347
EOG Resources, Inc.	33,437	3,727,557
Hess Corp.	31,278	2,886,647
Laredo Petroleum, Inc.(b)(c)	28,675	1,925,813
Magnolia Oil & Gas Corp., Class A(b)	147,842	3,197,822
Marathon Oil Corp.	268,766	5,232,874
Matador Resources Co.(b)	103,325	4,625,860
Murphy Oil Corp.(b)	101,037	3,192,769
Northern Oil and Gas, Inc.	105,826	2,489,028
Oasis Petroleum, Inc.(b)	23,140	3,133,850
Ovintiv, Inc.	207,001	8,031,639
PDC Energy, Inc.(b)	75,866	4,496,578
Pioneer Natural Resources Co.	17,146	3,753,088
Range Resources Corp.(b)(c)	244,128	4,699,464
Ranger Oil Corp.(b)(c)	66,690	2,068,057
SM Energy Co.	207,574	6,810,503
Texas Pacific Land Corp.(b)	3,078	3,308,850
Whiting Petroleum Corp.(b)(c)	38,342	2,846,893
		109,168,442
	Shares	Value
Oil & Gas Refining & Marketing-3.77%
Green Plains, Inc.(b)(c)	70,258	$2,145,679
Marathon Petroleum Corp.	53,706	3,853,406
		5,999,085
Oil & Gas Storage & Transportation-13.19%
Antero Midstream Corp.	210,591	2,095,380
Cheniere Energy, Inc.	66,262	7,414,718
DT Midstream, Inc.	38,894	2,010,820
Targa Resources Corp.	105,914	6,257,399
Williams Cos., Inc. (The)	106,351	3,184,149
		20,962,466
Steel-2.42%
Alpha Metallurgical Resources, Inc.(c)	33,779	2,135,846
Warrior Met Coal, Inc.	65,593	1,718,537
		3,854,383
Total Common Stocks & Other Equity Interests (Cost $142,493,434)		158,932,015
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $219,047)	219,047	219,047
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $142,712,481)		159,151,062
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.52%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,741,468	10,741,468
Invesco Private Prime Fund, 0.11%(d)(e)(f)	25,058,414	25,063,425
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,805,436)		35,804,893
TOTAL INVESTMENTS IN SECURITIES-122.63% (Cost $178,517,917)		194,955,955
OTHER ASSETS LESS LIABILITIES-(22.63)%		(35,971,700)
NET ASSETS-100.00%		$158,984,255
See accompanying notes which are an integral part of this schedule.

Invesco DWA Energy Momentum ETF (PXI)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$199,021	$2,511,974	$(2,491,948)	$-	$-	$219,047	$52
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,115,654	76,684,258	(75,058,444)	-	-	10,741,468	866*
Invesco Private Prime Fund	13,673,482	134,292,470	(122,899,597)	(543)	(2,387)	25,063,425	11,836*
Total	$22,988,157	$213,488,702	$(200,449,989)	$(543)	$(2,387)	$36,023,940	$12,754

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Asset Management & Custody Banks-18.87%
Ameriprise Financial, Inc.	12,397	$3,772,531
Ares Management Corp., Class A	27,194	2,167,906
Blackstone, Inc., Class A	31,431	4,147,949
Brightsphere Investment Group, Inc.	73,639	1,589,130
Carlyle Group, Inc. (The)	47,057	2,402,260
Hamilton Lane, Inc., Class A	21,103	1,908,977
KKR & Co., Inc., Class A	39,220	2,790,895
		18,779,648
Consumer Finance-0.90%
World Acceptance Corp.(b)(c)	4,728	893,497
Diversified Banks-3.68%
JPMorgan Chase & Co.	24,633	3,660,464
Diversified REITs-1.54%
DigitalBridge Group, Inc.(b)	210,253	1,534,847
Financial Exchanges & Data-7.42%
Moody’s Corp.	9,650	3,309,950
Morningstar, Inc.	4,876	1,401,411
Nasdaq, Inc.	14,922	2,674,172
		7,385,533
Industrial REITs-10.43%
Duke Realty Corp.	56,782	3,280,864
Innovative Industrial Properties, Inc.(c)	10,365	2,054,239
Prologis, Inc.	15,031	2,357,162
Rexford Industrial Realty, Inc.	36,655	2,682,046
		10,374,311
Insurance Brokers-6.97%
Aon PLC, Class A	8,109	2,241,652
Brown & Brown, Inc.	36,440	2,415,243
Marsh & McLennan Cos., Inc.	14,855	2,282,322
		6,939,217
Investment Banking & Brokerage-6.01%
B. Riley Financial, Inc.(c)	18,135	1,116,572
LPL Financial Holdings, Inc.	22,295	3,841,874
Piper Sandler Cos.	6,627	1,022,016
		5,980,462
Mortgage REITs-2.65%
MFA Financial, Inc.	317,371	1,469,428
Redwood Trust, Inc.	94,607	1,166,504
		2,635,932
Other Diversified Financial Services-2.92%
Apollo Global Management, Inc.	41,486	2,904,020
Property & Casualty Insurance-3.80%
American Financial Group, Inc.	11,804	1,537,825
Kinsale Capital Group, Inc.	11,177	2,238,977
		3,776,802
Real Estate Services-1.72%
Newmark Group, Inc., Class A(c)	111,611	1,708,764
	Shares	Value
Regional Banks-20.39%
Customers Bancorp, Inc.(b)	33,573	$1,957,306
First Bancorp	119,401	1,737,285
Live Oak Bancshares, Inc.(c)	30,086	1,770,862
Metropolitan Bank Holding Corp.(b)	12,314	1,231,400
Pinnacle Financial Partners, Inc.	19,137	1,850,739
ServisFirst Bancshares, Inc.	17,638	1,496,937
Signature Bank	8,402	2,559,501
SVB Financial Group(b)	3,772	2,202,471
Triumph Bancorp, Inc.(b)	15,939	1,394,344
Western Alliance Bancorporation	41,191	4,085,735
		20,286,580
Residential REITs-1.43%
Independence Realty Trust, Inc.	61,837	1,421,633
Specialized REITs-7.48%
CubeSmart	69,716	3,537,390
Extra Space Storage, Inc.	19,693	3,902,955
		7,440,345
Thrifts & Mortgage Finance-3.79%
Mr. Cooper Group, Inc.(b)	53,243	2,137,707
Walker & Dunlop, Inc.	12,313	1,630,364
		3,768,071
Total Common Stocks & Other Equity Interests (Cost $102,183,062)		99,490,126
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $180,729)	180,729	180,729
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $102,363,791)		99,670,855
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.42%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,616,326	1,616,326
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,770,673	3,771,427
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,388,045)		5,387,753
TOTAL INVESTMENTS IN SECURITIES-105.60% (Cost $107,751,836)		105,058,608
OTHER ASSETS LESS LIABILITIES-(5.60)%		(5,570,228)
NET ASSETS-100.00%		$99,488,380
See accompanying notes which are an integral part of this schedule.

Invesco DWA Financial Momentum ETF (PFI)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,366	$2,251,944	$(2,253,581)	$-	$-	$180,729	$27
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	832,889	21,970,146	(21,186,709)	-	-	1,616,326	177*
Invesco Private Prime Fund	1,249,334	47,693,784	(45,170,754)	(292)	(645)	3,771,427	2,417*
Total	$2,264,589	$71,915,874	$(68,611,044)	$(292)	$(645)	$5,568,482	$2,621

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Biotechnology-14.61%
Biohaven Pharmaceutical Holding Co. Ltd.(b)(c)	59,385	$7,890,485
Crinetics Pharmaceuticals, Inc.(b)	158,564	2,995,274
Cytokinetics, Inc.(b)(c)	142,632	4,733,956
Gritstone bio, Inc.(b)(c)	564,441	3,081,848
Horizon Therapeutics PLC(b)	138,461	12,922,565
Kezar Life Sciences, Inc.(b)(c)	474,406	6,252,671
Vir Biotechnology, Inc.(b)	140,670	4,829,201
Zentalis Pharmaceuticals, Inc.(b)(c)	75,819	4,327,749
		47,033,749
Health Care Equipment-15.00%
Edwards Lifesciences Corp.(b)	115,510	12,613,692
IDEXX Laboratories, Inc.(b)	27,129	13,762,542
Intuitive Surgical, Inc.(b)	35,868	10,192,968
Masimo Corp.(b)	53,357	11,731,603
		48,300,805
Health Care Facilities-8.80%
HCA Healthcare, Inc.	35,694	8,568,345
Surgery Partners, Inc.(b)(c)	180,106	7,685,123
Tenet Healthcare Corp.(b)	162,782	12,065,402
		28,318,870
Health Care Services-8.04%
CorVel Corp.(b)	25,117	4,423,606
Cross Country Healthcare, Inc.(b)	207,655	4,466,659
Laboratory Corp. of America Holdings(b)	24,727	6,709,919
Option Care Health, Inc.(b)(c)	205,414	4,800,525
R1 RCM, Inc.(b)	230,041	5,470,375
		25,871,084
Health Care Supplies-1.23%
Lantheus Holdings, Inc.(b)	155,324	3,946,783
Health Care Technology-3.99%
Allscripts Healthcare Solutions, Inc.(b)	334,530	6,764,197
Omnicell, Inc.(b)	40,443	6,072,112
		12,836,309
Life Sciences Tools & Services-32.78%
Agilent Technologies, Inc.	58,807	8,192,991
Bio-Rad Laboratories, Inc., Class A(b)	15,214	9,124,292
Bio-Techne Corp.(c)	21,612	8,134,973
Danaher Corp.	52,613	15,036,269
IQVIA Holdings, Inc.(b)	34,836	8,531,336
Medpace Holdings, Inc.(b)	37,288	6,617,129
Mettler-Toledo International, Inc.(b)	6,518	9,598,928
	Shares	Value
Life Sciences Tools & Services-(continued)
PerkinElmer, Inc.	52,550	$9,047,534
Syneos Health, Inc.(b)	55,426	5,019,379
Thermo Fisher Scientific, Inc.	24,408	14,188,370
West Pharmaceutical Services, Inc.	30,587	12,027,420
		105,518,621
Managed Health Care-7.12%
Molina Healthcare, Inc.(b)	26,038	7,563,518
UnitedHealth Group, Inc.	32,493	15,355,217
		22,918,735
Pharmaceuticals-8.50%
Catalent, Inc.(b)	85,740	8,910,958
Eli Lilly and Co.	34,898	8,563,620
Zoetis, Inc.	49,553	9,900,194
		27,374,772
Total Common Stocks & Other Equity Interests (Cost $360,981,529)		322,119,728
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $423,588)	423,588	423,588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $361,405,117)		322,543,316
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.50%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,276,170	6,276,170
Invesco Private Prime Fund, 0.11%(d)(e)(f)	14,641,469	14,644,397
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,921,302)		20,920,567
TOTAL INVESTMENTS IN SECURITIES-106.70% (Cost $382,326,419)		343,463,883
OTHER ASSETS LESS LIABILITIES-(6.70)%		(21,565,773)
NET ASSETS-100.00%		$321,898,110
See accompanying notes which are an integral part of this schedule.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$672,989	$7,558,462	$(7,807,863)	$-	$-	$423,588	$116
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,212,390	184,141,743	(220,077,963)	-	-	6,276,170	2,520*
Invesco Private Prime Fund	63,489,211	349,224,365	(398,062,508)	(736)	(5,935)	14,644,397	37,473*
Total	$106,374,590	$540,924,570	$(625,948,334)	$(736)	$(5,935)	$21,344,155	$40,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Air Freight & Logistics-1.53%
Atlas Air Worldwide Holdings, Inc.(b)(c)	43,308	$3,478,932
Building Products-17.09%
A.O. Smith Corp.	107,542	8,218,360
Advanced Drainage Systems, Inc.	39,424	4,458,460
Builders FirstSource, Inc.(b)(c)	98,442	6,693,071
Carlisle Cos., Inc.	21,056	4,704,753
Cornerstone Building Brands, Inc.(b)(c)	168,913	2,491,467
Trane Technologies PLC	46,843	8,108,523
Trex Co., Inc.(b)	46,813	4,281,985
		38,956,619
Communications Equipment-1.35%
Clearfield, Inc.(b)	47,777	3,080,183
Construction & Engineering-5.60%
MYR Group, Inc.(b)	26,909	2,530,253
Quanta Services, Inc.	49,034	5,036,773
WillScot Mobile Mini Holdings Corp.(b)	140,123	5,190,156
		12,757,182
Construction Machinery & Heavy Trucks-1.29%
Shyft Group, Inc. (The)	69,971	2,934,584
Data Processing & Outsourced Services-2.08%
Automatic Data Processing, Inc.	23,013	4,744,590
Distributors-3.57%
Pool Corp.	17,086	8,137,207
Diversified Support Services-6.68%
Cintas Corp.	20,709	8,108,195
Copart, Inc.(b)	54,992	7,107,716
		15,215,911
Electrical Components & Equipment-8.90%
AMETEK, Inc.	72,113	9,862,895
Atkore, Inc.(b)	46,133	4,972,215
Rockwell Automation, Inc.	18,861	5,454,978
		20,290,088
Electronic Components-1.95%
Littelfuse, Inc.	16,458	4,443,166
Environmental & Facilities Services-1.52%
Tetra Tech, Inc.	24,870	3,461,655
Financial Exchanges & Data-1.28%
Donnelley Financial Solutions, Inc.(b)	78,177	2,909,748
Human Resource & Employment Services-1.07%
Kforce, Inc.	35,395	2,430,575
Industrial Machinery-9.96%
Evoqua Water Technologies Corp.(b)	93,886	3,802,383
Graco, Inc.	43,336	3,144,460
IDEX Corp.	23,204	4,999,070
ITT, Inc.	56,325	5,177,394
Kadant, Inc.	13,499	2,821,021
Watts Water Technologies, Inc., Class A	17,995	2,757,014
		22,701,342
	Shares	Value
IT Consulting & Other Services-3.54%
Accenture PLC, Class A	22,841	$8,076,121
Research & Consulting Services-3.39%
Equifax, Inc.	19,921	4,776,259
Exponent, Inc.	31,069	2,950,934
		7,727,193
Specialty Chemicals-3.92%
Sherwin-Williams Co. (The)	31,194	8,937,393
Trading Companies & Distributors-14.54%
GMS, Inc.(b)	46,683	2,389,236
H&E Equipment Services, Inc.	59,077	2,459,375
Herc Holdings, Inc.	36,151	5,800,428
SiteOne Landscape Supply, Inc.(b)	20,744	3,736,409
United Rentals, Inc.(b)	15,299	4,897,516
W.W. Grainger, Inc.	19,208	9,510,073
WESCO International, Inc.(b)	35,591	4,338,187
		33,131,224
Trucking-10.78%
AMERCO	6,830	4,159,128
ArcBest Corp.	42,431	3,752,598
Old Dominion Freight Line, Inc.	28,751	8,680,789
Saia, Inc.(b)(c)	28,014	7,963,820
		24,556,335
Total Common Stocks & Other Equity Interests (Cost $234,727,036)		227,970,048
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $182,345)	182,345	182,345
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $234,909,381)		228,152,393
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.73%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,550,168	2,550,168
Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,949,202	5,950,392
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,500,560)		8,500,560
TOTAL INVESTMENTS IN SECURITIES-103.85% (Cost $243,409,941)		236,652,953
OTHER ASSETS LESS LIABILITIES-(3.85)%		(8,776,751)
NET ASSETS-100.00%		$227,876,202
See accompanying notes which are an integral part of this schedule.

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$216,703	$2,154,053	$(2,188,411)	$-	$-	$182,345	$53
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,167,957	60,254,396	(67,872,185)	-	-	2,550,168	593*
Invesco Private Prime Fund	15,251,935	117,839,661	(127,136,230)	-	(4,974)	5,950,392	8,657*
Total	$25,636,595	$180,248,110	$(197,196,826)	$-	$(4,974)	$8,682,905	$9,303

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Advertising-1.70%
Thryv Holdings, Inc.(b)(c)	156,310	$5,069,133
Application Software-12.65%
Cadence Design Systems, Inc.(b)	58,806	8,946,745
Datadog, Inc., Class A(b)	46,700	6,823,337
Intuit, Inc.	26,918	14,945,681
Synopsys, Inc.(b)	22,697	7,047,419
		37,763,182
Communications Equipment-6.28%
Calix, Inc.(b)	142,980	7,189,035
Extreme Networks, Inc.(b)	522,441	6,629,776
Harmonic, Inc.(b)(c)	459,137	4,940,314
		18,759,125
Electronic Equipment & Instruments-3.61%
Arlo Technologies, Inc.(b)	517,875	4,500,334
Zebra Technologies Corp., Class A(b)	12,357	6,291,196
		10,791,530
Health Care Technology-2.52%
Vocera Communications, Inc.(b)(c)	95,305	7,530,048
IT Consulting & Other Services-1.83%
Grid Dynamics Holdings, Inc.(b)	204,936	5,461,544
Semiconductor Equipment-14.21%
Axcelis Technologies, Inc.(b)	96,621	6,049,441
Entegris, Inc.	69,300	8,304,912
KLA Corp.	24,362	9,483,396
Onto Innovation, Inc.(b)	68,054	6,229,663
Teradyne, Inc.	50,907	5,978,009
Ultra Clean Holdings, Inc.(b)(c)	126,725	6,389,474
		42,434,895
Semiconductors-33.35%
Advanced Micro Devices, Inc.(b)	79,215	9,050,314
Alpha & Omega Semiconductor Ltd.(b)	118,186	5,321,916
Ambarella, Inc.(b)	49,713	6,967,277
Diodes, Inc.(b)	56,040	5,199,952
Impinj, Inc.(b)(c)	82,798	6,573,333
Lattice Semiconductor Corp.(b)	150,150	8,291,283
Marvell Technology, Inc.	107,321	7,662,719
MaxLinear, Inc.(b)	108,254	6,497,405
Monolithic Power Systems, Inc.	25,549	10,294,458
NVIDIA Corp.	37,366	9,149,439
ON Semiconductor Corp.(b)	163,603	9,652,577
SMART Global Holdings, Inc.(b)(c)	97,267	5,579,235
Synaptics, Inc.(b)	44,521	9,364,992
		99,604,900
	Shares	Value
Systems Software-11.05%
Fortinet, Inc.(b)	30,004	$8,918,389
Microsoft Corp.	25,846	8,037,589
Palo Alto Networks, Inc.(b)	13,951	7,218,247
ServiceNow, Inc.(b)	15,087	8,837,663
		33,011,888
Technology Distributors-2.60%
CDW Corp.	41,137	7,776,950
Technology Hardware, Storage & Peripherals-10.25%
Apple, Inc.	99,776	17,438,849
Avid Technology, Inc.(b)	195,671	6,136,243
HP, Inc.	191,423	7,030,967
		30,606,059
Total Common Stocks & Other Equity Interests (Cost $317,197,765)		298,809,254
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $355,478)	355,478	355,478
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $317,553,243)		299,164,732
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.52%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,698,462	3,698,462
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,791,071	9,793,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,491,634)		13,491,490
TOTAL INVESTMENTS IN SECURITIES-104.69% (Cost $331,044,877)		312,656,222
OTHER ASSETS LESS LIABILITIES-(4.69)%		(13,994,337)
NET ASSETS-100.00%		$298,661,885
See accompanying notes which are an integral part of this schedule.

Invesco DWA Technology Momentum ETF (PTF)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$248,158	$2,573,270	$(2,465,950)	$-	$-	$355,478	$54
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,067,659	102,915,872	(131,285,069)	-	-	3,698,462	1,257*
Invesco Private Prime Fund	48,316,040	196,670,306	(235,186,807)	(145)	(6,366)	9,793,028	19,023*
Total	$80,631,857	$302,159,448	$(368,937,826)	$(145)	$(6,366)	$13,846,968	$20,334

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electric Utilities-41.94%
Alliant Energy Corp.	21,366	$1,278,969
American Electric Power Co., Inc.	10,775	974,060
Duke Energy Corp.	16,691	1,753,557
Evergy, Inc.	18,166	1,180,063
Eversource Energy	13,362	1,195,765
Exelon Corp.	16,571	960,289
FirstEnergy Corp.	23,119	970,073
IDACORP, Inc.	7,203	793,915
NextEra Energy, Inc.	20,255	1,582,321
NRG Energy, Inc.	32,723	1,306,629
Otter Tail Corp.	10,337	655,366
PG&E Corp.(b)(c)	77,023	985,124
Pinnacle West Capital Corp.	13,408	933,331
Portland General Electric Co.	12,735	669,097
Southern Co. (The)	24,753	1,720,086
Xcel Energy, Inc.	29,421	2,049,467
		19,008,112
Gas Utilities-8.64%
Atmos Energy Corp.	14,699	1,576,027
Chesapeake Utilities Corp.	4,917	669,744
National Fuel Gas Co.	15,990	971,073
UGI Corp.	15,449	700,612
		3,917,456
Independent Power Producers & Energy Traders-2.29%
AES Corp. (The)	46,823	1,038,534
Integrated Telecommunication Services-1.63%
IDT Corp., Class B(b)	19,751	741,255
Multi-Utilities-27.00%
Ameren Corp.	11,207	994,509
CenterPoint Energy, Inc.	37,907	1,075,043
CMS Energy Corp.	21,790	1,402,840
DTE Energy Co.	17,046	2,052,850
MDU Resources Group, Inc.	23,372	686,436
NiSource, Inc.	54,831	1,599,969
NorthWestern Corp.	12,310	715,457
Sempra Energy	13,728	1,896,660
WEC Energy Group, Inc.	18,696	1,814,260
		12,238,024
	Shares	Value
Oil & Gas Storage & Transportation-4.49%
ONEOK, Inc.	33,546	$2,035,571
Renewable Electricity-1.65%
Ormat Technologies, Inc.(c)	10,942	745,807
Water Utilities-12.25%
American States Water Co.	10,490	967,493
American Water Works Co., Inc.	11,266	1,811,573
California Water Service Group	7,864	488,276
Essential Utilities, Inc.	20,257	987,326
Middlesex Water Co.	7,463	755,554
SJW Group	7,867	541,721
		5,551,943
Total Common Stocks & Other Equity Interests (Cost $41,035,192)		45,276,702
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $144,031)	144,031	144,031
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $41,179,223)		45,420,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.78%
Invesco Private Government Fund, 0.02%(d)(e)(f)	513,364	513,364
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,197,894	1,198,134
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,711,511)		1,711,498
TOTAL INVESTMENTS IN SECURITIES-103.99% (Cost $42,890,734)		47,132,231
OTHER ASSETS LESS LIABILITIES-(3.99)%		(1,806,887)
NET ASSETS-100.00%		$45,325,344
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$143,716	$1,459,236	$(1,458,921)	$-	$-	$144,031	$28
See accompanying notes which are an integral part of this schedule.

Invesco DWA Utilities Momentum ETF (PUI)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$627,027	$5,697,150	$(5,810,813)	$-	$-	$513,364	$69*
Invesco Private Prime Fund	940,540	11,563,199	(11,305,211)	(13)	(381)	1,198,134	903*
Total	$1,711,283	$18,719,585	$(18,574,945)	$(13)	$(381)	$1,855,529	$1,000

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Advertising-0.09%
Criteo S.A., ADR (France)(b)	20,175	$681,915
Application Software-17.49%
Adobe, Inc.(b)	108,111	57,763,707
Alarm.com Holdings, Inc.(b)	16,309	1,216,162
Anaplan, Inc.(b)	47,647	2,300,397
Box, Inc., Class A(b)	49,406	1,290,979
Consensus Cloud Solutions, Inc.(b)(c)	6,973	395,369
Coupa Software, Inc.(b)(c)	24,148	3,242,352
DocuSign, Inc.(b)	64,123	8,064,750
Dropbox, Inc., Class A(b)	101,016	2,500,146
eGain Corp.(b)	10,226	105,635
Envestnet, Inc.(b)	17,825	1,317,981
LivePerson, Inc.(b)(c)	24,315	726,289
Momentive Global, Inc.(b)	48,550	831,662
New Relic, Inc.(b)(c)	21,328	2,242,426
Open Text Corp. (Canada)	88,905	4,254,993
Paylocity Holding Corp.(b)	17,929	3,657,157
PROS Holdings, Inc.(b)(c)	14,473	401,047
salesforce.com, inc.(b)	127,030	29,550,989
SPS Commerce, Inc.(b)(c)	11,731	1,452,884
Zoom Video Communications, Inc., Class A(b)	78,962	12,182,257
		133,497,182
Automotive Retail-0.59%
Carvana Co.(b)(c)	27,887	4,519,367
Casinos & Gaming-0.38%
DraftKings, Inc., Class A(b)(c)	132,506	2,927,058
Commercial Printing-0.08%
Cimpress PLC (Ireland)(b)(c)	8,513	572,244
Data Processing & Outsourced Services-4.41%
PayPal Holdings, Inc.(b)	195,831	33,671,182
Education Services-0.22%
2U, Inc.(b)(c)	24,578	396,689
Chegg, Inc.(b)(c)	47,244	1,250,549
		1,647,238
Health Care Technology-0.52%
Teladoc Health, Inc.(b)(c)	52,188	4,003,341
Hotels, Resorts & Cruise Lines-6.13%
Booking Holdings, Inc.(b)	13,366	32,828,634
Expedia Group, Inc.(b)	47,584	8,721,671
MakeMyTrip Ltd. (India)(b)	21,206	565,988
Trip.com Group Ltd., ADR (China)(b)	175,118	4,659,890
		46,776,183
Interactive Home Entertainment-3.77%
Bilibili, Inc., ADR (China)(b)(c)	59,021	2,082,851
NetEase, Inc., ADR (China)(c)	92,370	9,547,363
Sea Ltd., ADR (Taiwan)(b)	114,089	17,148,718
		28,778,932
Interactive Media & Services-24.64%
Alphabet, Inc., Class C(b)	25,436	69,032,541
Autohome, Inc., ADR (China)	22,245	741,203
Baidu, Inc., ADR (China)(b)	79,132	12,640,546
Cars.com, Inc.(b)(c)	22,531	351,033
Eventbrite, Inc., Class A(b)(c)	24,865	356,315
Hello Group, Inc., ADR (China)(c)	54,259	527,940
JOYY, Inc., ADR (China)(c)	18,702	945,573
Meta Platforms, Inc., Class A(b)	223,215	69,924,331
Snap, Inc., Class A(b)	441,702	14,372,983
	Shares	Value
Interactive Media & Services-(continued)
TripAdvisor, Inc.(b)(c)	40,869	$1,109,593
Twitter, Inc.(b)	260,653	9,777,094
Weibo Corp., ADR (China)(b)	24,303	842,099
Yandex N.V., Class A (Russia)(b)	105,258	5,058,700
Yelp, Inc.(b)	23,812	822,466
Ziff Davis, Inc.(b)	15,725	1,652,069
		188,154,486
Internet & Direct Marketing Retail-20.52%
1-800-Flowers.com, Inc., Class A(b)(c)	12,041	205,058
Alibaba Group Holding Ltd., ADR (China)(b)(c)	283,849	35,705,366
Amazon.com, Inc.(b)	20,651	61,776,847
Baozun, Inc., ADR (China)(b)(c)	17,041	225,964
Chewy, Inc., Class A(b)(c)	34,730	1,653,495
eBay, Inc.	204,058	12,257,764
JD.com, Inc., ADR (China)(b)(c)	241,730	18,100,742
Lands’ End, Inc.(b)	10,745	196,956
MercadoLibre, Inc. (Argentina)(b)	16,401	18,566,916
Overstock.com, Inc.(b)	14,021	672,167
PetMed Express, Inc.(c)	6,828	176,367
Shutterstock, Inc.	11,905	1,154,428
Stitch Fix, Inc., Class A(b)(c)	27,066	444,694
Vipshop Holdings Ltd., ADR (China)(b)	169,763	1,580,494
Wayfair, Inc., Class A(b)(c)	25,432	3,965,357
		156,682,615
Internet Services & Infrastructure-7.09%
Akamai Technologies, Inc.(b)(c)	52,967	6,067,370
Brightcove, Inc.(b)	13,407	126,428
Fastly, Inc., Class A(b)(c)	38,294	1,097,506
GoDaddy, Inc., Class A(b)(c)	54,183	4,102,195
Okta, Inc.(b)	48,119	9,522,269
Shopify, Inc., Class A (Canada)(b)(c)	23,797	22,946,019
VeriSign, Inc.(b)	36,218	7,865,825
Wix.com Ltd. (Israel)(b)	18,575	2,440,198
		54,167,810
Movies & Entertainment-8.80%
iQIYI, Inc., ADR (China)(b)(c)	120,025	489,702
Netflix, Inc.(b)	112,848	48,201,895
Roku, Inc., Class A(b)(c)	38,360	6,292,958
Spotify Technology S.A.(b)	62,197	12,206,783
		67,191,338
Real Estate Services-0.54%
Redfin Corp.(b)(c)	34,377	1,016,528
Zillow Group, Inc., Class C(b)(c)	61,032	3,080,895
		4,097,423
Research & Consulting Services-1.18%
CoStar Group, Inc.(b)	128,741	9,032,469
Trucking-3.64%
Lyft, Inc., Class A(b)	108,264	4,170,329
Uber Technologies, Inc.(b)	630,972	23,598,353
		27,768,682
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $716,617,080)		764,169,465
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.11%
Invesco Private Government Fund, 0.02%(d)(e)(f)	22,283,785	$22,283,785
Invesco Private Prime Fund, 0.11%(d)(e)(f)	54,906,321	54,917,300
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,204,366)		77,201,085
TOTAL INVESTMENTS IN SECURITIES-110.20% (Cost $793,821,446)		841,370,550
OTHER ASSETS LESS LIABILITIES-(10.20)%		(77,872,980)
NET ASSETS-100.00%		$763,497,570
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$80,193	$2,680,691	$(2,760,884)	$-	$-	$-	$36
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,985,933	195,392,372	(207,094,520)	-	-	22,283,785	2,533*
Invesco Private Prime Fund	54,120,242	388,813,232	(388,002,257)	(3,281)	(10,636)	54,917,300	35,900*
Total	$88,186,368	$586,886,295	$(597,857,661)	$(3,281)	$(10,636)	$77,201,085	$38,469

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	11.54%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$138,838,517	$-	$-	$138,838,517
Money Market Funds	275,941	20,110,865	-	20,386,806
Total Investments	$139,114,458	$20,110,865	$-	$159,225,323
Invesco DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,252,354	$-	$-	$99,252,354
Money Market Funds	203,115	12,225,684	-	12,428,799
Total Investments	$99,455,469	$12,225,684	$-	$111,681,153
Invesco DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$101,160,153	$-	$-	$101,160,153
Money Market Funds	147,946	18,402,950	-	18,550,896
Total Investments	$101,308,099	$18,402,950	$-	$119,711,049
Invesco DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$158,932,015	$-	$-	$158,932,015
Money Market Funds	219,047	35,804,893	-	36,023,940
Total Investments	$159,151,062	$35,804,893	$-	$194,955,955
Invesco DWA Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,490,126	$-	$-	$99,490,126
Money Market Funds	180,729	5,387,753	-	5,568,482
Total Investments	$99,670,855	$5,387,753	$-	$105,058,608

	Level 1	Level 2	Level 3	Total
Invesco DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$322,119,728	$-	$-	$322,119,728
Money Market Funds	423,588	20,920,567	-	21,344,155
Total Investments	$322,543,316	$20,920,567	$-	$343,463,883
Invesco DWA Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,970,048	$-	$-	$227,970,048
Money Market Funds	182,345	8,500,560	-	8,682,905
Total Investments	$228,152,393	$8,500,560	$-	$236,652,953
Invesco DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$298,809,254	$-	$-	$298,809,254
Money Market Funds	355,478	13,491,490	-	13,846,968
Total Investments	$299,164,732	$13,491,490	$-	$312,656,222
Invesco DWA Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$45,276,702	$-	$-	$45,276,702
Money Market Funds	144,031	1,711,498	-	1,855,529
Total Investments	$45,420,733	$1,711,498	$-	$47,132,231
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$764,169,465	$-	$-	$764,169,465
Money Market Funds	-	77,201,085	-	77,201,085
Total Investments	$764,169,465	$77,201,085	$-	$841,370,550